Principal accounting policies - Short-term investments and Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies
Interest income from short-term investment	$ 25,000	$ 0	$ 0
Long-term investment	$ 503,000	$ 0